THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 85.7%	Shares	Value
Communications - 14.1%
Alphabet, Inc. - Class A (a)	500	$ 1,220,895
Alphabet, Inc. - Class C (a)	500	1,253,160
Booking Holdings, Inc. (a)	450	984,640
Comcast Corporation - Class A	16,000	912,320
Facebook, Inc. - Class A (a)	5,600	1,947,176
Walt Disney Company (The) (a)	4,550	799,754
		7,117,945
Consumer Discretionary - 8.9%
Amazon.com, Inc. (a)	600	2,064,096
Home Depot, Inc. (The)	2,400	765,336
Lowe's Companies, Inc.	4,695	910,689
TJX Companies, Inc. (The)	11,000	741,620
		4,481,741
Consumer Staples - 4.7%
PepsiCo, Inc.	5,200	770,484
Target Corporation	4,960	1,199,030
Walmart, Inc.	3,000	423,060
		2,392,574
Energy - 2.5%
Chevron Corporation	7,700	806,498
TotalEnergies SE - ADR	9,500	429,970
		1,236,468
Financials - 15.0%
Ameriprise Financial, Inc.	4,250	1,057,740
Chubb Ltd.	2,500	397,350
Goldman Sachs Group, Inc. (The)	3,300	1,252,449
JPMorgan Chase & Company	9,200	1,430,968
Morgan Stanley	14,000	1,283,660
PNC Financial Services Group, Inc. (The)	5,200	991,952
Truist Financial Corporation	20,625	1,144,688
		7,558,807
Health Care - 10.3%
Amgen, Inc.	1,800	438,750
Anthem, Inc.	2,000	763,600
CVS Health Corporation	10,800	901,152
Merck & Company, Inc.	9,500	738,815
Organon & Company (a)	950	28,747
Pfizer, Inc.	14,500	567,820
Thermo Fisher Scientific, Inc.	1,900	958,493
UnitedHealth Group, Inc.	2,000	800,880
		5,198,257

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.7% (Continued)	Shares	Value
Industrials - 9.0%
Eaton Corporation plc	7,300	$ 1,081,714
Lockheed Martin Corporation	1,000	378,350
Norfolk Southern Corporation	3,700	982,017
Raytheon Technologies Corporation	5,800	494,798
Trane Technologies plc	4,300	791,802
United Parcel Service, Inc. - Class B	4,000	831,880
		4,560,561
Materials - 1.6%
Eastman Chemical Company	7,000	817,250

Real Estate - 1.3%
American Tower Corporation	2,400	648,336

Technology - 18.3%
Apple, Inc.	19,000	2,602,240
Applied Materials, Inc.	6,245	889,288
Broadcom, Inc.	1,400	667,576
Cisco Systems, Inc.	19,500	1,033,500
Microsoft Corporation	8,200	2,221,380
Oracle Corporation	11,500	895,160
Visa, Inc. - Class A	4,000	935,280
		9,244,424

Total Common Stocks (Cost $16,208,472)		$ 43,256,363

EXCHANGE-TRADED FUNDS - 12.3%	Shares	Value
Communication Services Select Sector SPDR Fund	4,500	$ 364,365
Consumer Staples Select Sector SPDR Fund	9,500	664,715
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	7,380	495,936
iShares Expanded Tech-Software Sector ETF	2,700	1,053,108
iShares Semiconductor ETF	1,700	772,174
SPDR Portfolio S&P 500 Value ETF	31,265	1,236,218
Vanguard Information Technology ETF	3,700	1,475,449
Vanguard S&P 500 ETF	350	137,732
Total Exchange-Traded Funds (Cost $3,330,291)		$ 6,199,697

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (b) (Cost $821,933)	821,933	$ 821,933

Total Investments at Value - 99.6% (Cost $20,360,696)		$ 50,277,993

Other Assets in Excess of Liabilities - 0.4%		209,122

Net Assets - 100.0%		$ 50,487,115

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.